Provision for credit loss allowance	12 Months Ended
Dec. 31, 2025
Provision for allowance for credit loss [Abstract]
Provision for allowance for credit loss
41.	Provision for credit loss allowance
Provision for credit loss allowance on financial assets for the years ended December 31, 2023, 2024 and 2025 are as follows:

	2023		2024	2025
Allowance provided:
Loans at amortized cost	~~W~~	(2,114,442)	(1,862,013)	(2,014,137)
Other financial assets at amortized cost		(90,770)	(113,662)	(70,035)
Securities at FVOCI		(2,271)	—	(25,915)
Unused credit line and financial guarantee		(37,156)	(41,910)	—

		(2,244,639)	(2,017,585)	(2,110,087)

Allowance reversed:
Securities at FVOCI		—	2,699	—
Securities at amortized cost		136	1,612	1,243
Unused credit line and financial guarantee		—	—	105,879

		136	4,311	107,122

	~~W~~	(2,244,503)	(2,013,274)	(2,002,965)